Reconciliation of Total Amounts of Unrecognized Tax Benefits (Table Text Block)	12 Months Ended
Mar. 31, 2013
Table Text Block [Abstract]
Reconciliation of Total Amounts of Unrecognized Tax Benefits
ASC 740 prescribes a minimum recognition and measurement methodology that a tax position is required to meet before being recognized in the financial statements. The total amount of unrecognized tax benefits at April 1, 2012 was $11.8 million. This entire amount of unrecognized tax benefits if resolved in our favor, would favorably impact our effective tax rate. During the current year we recorded tax expense (net of settlements), resulting from uncertain tax positions in the amount of $2.1 million. At March 31, 2013, the amount of unrecognized tax benefits and the amount that would favorably affect our effective tax rate was $13.9 million.
A reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the period are as follows:
Unrecognized Tax Benefits
(In thousands)

Unrecognized tax benefits as of March 31, 2012	$11,780
Additions based on tax positions related to the current year	2,163
Reductions for tax positions of prior years	-
Settlements	(81)
Unrecognized tax benefits as of March 31, 2013	$13,862
We recognize interest related to unrecognized tax benefits as interest expense, and penalties as operating expenses. At April 1, 2012, the amount of interest and penalties accrued on unrecognized tax benefits was $4.0 million, net of tax. During the current year we recorded expense from interest in the amount of $0.3 million, net of tax. At March 31, 2013, the amount of interest and penalties accrued on unrecognized tax benefits was $4.3 million, net of tax.
We file income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. With some exceptions, we are no longer subject to audit for years prior to the fiscal year ended March 31, 2010. No provision was made for U.S. taxes payable on undistributed foreign earnings since these amounts are permanently reinvested.